Income Taxes - Schedule of Income Tax (Provision) Benefit (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal Current
Federal Deferred			1,329,620	606,915
State and local Current
State and local Deferred			443,206	202,305
Deferred Federal, State and Local, Tax Expense (Benefit)			1,772,826	809,220
Change in valuation allowance			(1,772,826)	(809,220)
Income tax (provision) benefit